RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	$ 380,061	$ 466,057
Asset Management and Reporting Fee	46,213	217,138
Partnership Management Fee net of Asset Management and Reporting Fee	333,848	248,919
Series 15 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	34,893	52,742
Asset Management and Reporting Fee	9,962	87,581
Partnership Management Fee net of Asset Management and Reporting Fee	24,931	(34,839)
Series 16 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	138,132	176,280
Asset Management and Reporting Fee	17,254	65,994
Partnership Management Fee net of Asset Management and Reporting Fee	120,878	110,286
Series 17 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	76,248	106,247
Asset Management and Reporting Fee	1,097	45,097
Partnership Management Fee net of Asset Management and Reporting Fee	75,151	61,150
Series 18 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	95,616	95,616
Asset Management and Reporting Fee	15,650	15,118
Partnership Management Fee net of Asset Management and Reporting Fee	79,966	80,498
Series 19 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	35,172	35,172
Asset Management and Reporting Fee	2,250	3,348
Partnership Management Fee net of Asset Management and Reporting Fee	$ 32,922	$ 31,824